Derivative Instruments and Hedging Activities (Tables)	9 Months Ended
Sep. 30, 2014
Derivative Instruments and Hedging Activities
Schedule of various commodity derivatives in place to offset uncertain price fluctuations that could affect the entity's future operations

	September 30, 2014
				Weighted	Final
		Low	High	Average	Expiration

Oil swaps	Exercise price	$81.70	$101.53	$88.33
	Barrels per month	29,000	179,589	86,747	December 2017
Natural gas swaps	Exercise price	$3.88	$6.90	$4.57
	mmbtu per month	680,000	1,780,000	970,847	December 2018
Basis swaps	Contract differential	$(0.43)	$(0.11)	$(0.31)
	mmbtu per month	320,000	870,000	439,444	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$95.24	$40.80
	Barrels per month	2,000	171,000	57,487	December 2017

	December 31, 2013
				Weighted	Final
		Low	High	Average	Expiration

Oil swaps	Exercise price	$81.70	$102.84	$89.03
	Barrels per month	29,000	161,613	96,149	December 2017
Natural gas swaps	Exercise price	$3.88	$6.90	$4.26
	mmbtu per month	510,000	1,290,000	830,275	December 2017
Basis swaps	Contract differential	$(0.43)	$(0.11)	$(0.34)
	mmbtu per month	320,000	690,000	467,037	March 2016
Natural gas liquids swaps	Exercise price	$6.72	$95.24	$32.98
	Barrels per month	2,000	118,000	46,646	December 2017

Schedule of commodity derivative contracts that are netted on Consolidated Balance Sheet

(in thousands)	Gross Amounts of Recognized Assets / Liabilities	Gross Amounts Offset in the Balance Sheet	Net Amounts of Assets / Liabilities Presented in the Balance Sheet	Gross Amounts Not Offset in the Balance Sheet	Net Amount
September 30, 2014
Commodity derivative contracts
Assets	$31,781	$(3,727)	$28,054	$148	$28,202
Liabilities	(5,725)	3,727	(1,998)	—	(1,998)
December 31, 2013
Commodity derivative contracts
Assets	$38,071	$(6,035)	$32,036	$2,199	$34,235
Liabilities	(14,347)	6,035	(8,312)	(2,542)	(10,854)